UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09________________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Robin Miller
Title:	 Chief Compliance Officer
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Robin Miller	Pittsburgh, PA	July 21, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      96
Form 13F Information Table Value Total:	 369,097
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

								SHRS	        PUT	INV
ISSUER	               CLASS	        CUSIP	    VALUE     PRN_AMT SH_CALL   CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
----------------------  --------------  ---------  ---------  ------  -------  ------  ---------  -------- ----- --------  ----

1/100 Berkshire HathawayCLA A		084990175	  360	  0	SH		SOLE		     0
3M Company		COM		88579y101	  441	  7	SH		SOLE		     7
Abbott Labs		COM		002824100	 1836    39	SH		SOLE		    39
Air Prods & Chem	COM		009158106	  221	  3	SH		SOLE		     3
ALCOA			COM		013817101	 3390	328	SH		SOLE		   328
Allergan		COM		018490102	10793	227	SH		SOLE		   227
Allstate Corp.		COM		020002101	  227	  9	SH		SOLE		     9
Altria Group		COM		02209S103	  228	 14	SH		SOLE		    14
American Express	COM		025816109	  300	 13	SH		SOLE		    13
Amgen Inc.		COM		031162100	 7591	143	SH		SOLE		   143
Ansys Inc.		COM		03662Q105	  768	 25	SH		SOLE		    25
Arthur J Gallagher	COM		363576109	 5577	261	SH		SOLE		   261
AT&T			COM		00206r102	16141	650	SH		SOLE		   650
Bank of NY Mellon	COM		064058100	 9521	325	SH		SOLE		   325
Baxter Intl		COM		071813109	  328	  6	SH		SOLE		     6
Berkshire Hath B	CLA B		084670207	  229	  0	SH		SOLE		     0
BMC Software		COM		055921100	 2487	 74	SH		SOLE		    74
Boeing			COM		097023105	10606	250	SH		SOLE		   250
BP p.l.c		COM		055622104	 4887	102	SH		SOLE		   102
CA			COM		12673P105	10893	625	SH		SOLE		   625
Caterpillar Inc.	COM		149123101	  200	  6	SH		SOLE		     6
CBS Corp A		CL A		124857103	  190	 27	SH		SOLE		    27
Charles Schwab Corp	COM		808513105	 2664	152	SH		SOLE		   152
Cisco Systems		COM		17275r102	 1422	 76	SH		SOLE		    76
CIT Group		COM		125581108	  190	 88	SH		SOLE		    88
Coca Cola Co		COM		191216100	  633	 13	SH		SOLE		    13
Colgate-Palmolive	COM		194162103	  585	  8	SH		SOLE		     8
Comcast Corp A		CL A		20030n101	13136	908	SH		SOLE		   908
ConocoPhillips		COM		20825C104	  231	  5	SH		SOLE		     5
Cons Communications	COM		209034107	 3503	299	SH		SOLE		   299
Constellation Energy	COM		210371100	 9246	348	SH		SOLE		   348
Cynosure		COM		232577205	 2542	332	SH		SOLE		   332
Dell			COM		24702r101	 3196	233	SH		SOLE		   233
El Paso Corp.		COM		28336L109	  916	 99	SH		SOLE		    99
EMC Corp.		COM		268648102	 4596	351	SH		SOLE		   351
EQT Corp		COM		26884l109	  261	  7	SH		SOLE		     7
Erie Indemnity Co	CL A		29530P102	 8783	246	SH		SOLE		   246
Exelon Corp.		COM		30161N101	  361	  7	SH		SOLE		     7
Exxon Mobil		COM		30231G102	 3617	 52	SH		SOLE		    52
Fedex Corporation	COM		31428X106	 2765	 50	SH		SOLE		    50
First Energy		COM		337932107	  262	  7	SH		SOLE		     7
FNB Corp		COM		302520101	 4293	694	SH		SOLE		   694
General Electric	COM		369604103	10323	881	SH		SOLE		   881
Goldman Sachs		COM		38141g104	  202	  1	SH		SOLE		     1
Hercules Offshore	COM		427093109	 2011	508	SH		SOLE		   508
Hewlett Packard		COM		428236103	  328	  8	SH		SOLE		     8
Honeywell		COM		438516106	 8429	268	SH		SOLE		   268
Ingersoll Rand PLC	COM		G47791101	 7377	353	SH		SOLE		   353
Intel Corp.		COM		458140100	  854	 52	SH		SOLE		    52
Intl Business Mach	COM		459200101	 7268	 70	SH		SOLE		    70
iShares MSCI-Japan	MSCI JAPAN	464286848	 7275	771	SH		SOLE		   771
IShares Tr S&P 100	MSCI JAPAN	464287101	  298	  7	SH		SOLE		     7
IShs Invest Grd Corp	MSCI JAPAN	464287242	12365	123	SH		SOLE		   123
ITT Industries		COM		450911102	 6554	147	SH		SOLE		   147
J.P. Morgan Chase	COM		46625H100	  745	 22	SH		SOLE		    22
Johnson & Johnson	COM		478160104	 1344	 24	SH		SOLE		    24
Joy Global Inc.		COM		481165108	 7841	220	SH		SOLE		   220
Kimberly Clark		COM		494368103	 7152	136	SH		SOLE		   136
Loews Corp		COM		540424108	15924	581	SH		SOLE		   581
Marsh & McLennan	COM		571748102	 4183	208	SH		SOLE		   208
Matthews Intl		CL A		577128101	 2817	 91	SH		SOLE		    91
Medtronic		COM		585055106	 9921	284	SH		SOLE		   284
Merck			COM		589331107	  531	 19	SH		SOLE		    19
Microsoft		COM		594918104	 9807	413	SH		SOLE		   413
Mylan Inc		COM		628530107	  468	 36	SH		SOLE		    36
Nokia Corp		COM		654902204	  157	 11	SH		SOLE		    11
Nvidia Corp		COM		67066g104	  176	 16	SH		SOLE		    16
OPNET Technologies 	COM		683757108	 3679	402	SH		SOLE		   402
Oracle Corp		COM		68389x105	  526	 25	SH		SOLE		    25
Pepsico			COM		713448108	  663	 12	SH		SOLE		    12
Pfizer Inc		COM		717081103	  892	 59	SH		SOLE		    59
Philip Morris Intl Inc	COM		718172109	  628	 14	SH		SOLE		    14
PNC Financial		COM		693475105	 7553	195	SH		SOLE		   195
PPG Inds		COM		693506107	 2308	 53	SH		SOLE		    53
Procter & Gamble	COM		742718109	  778	 15	SH		SOLE		    15
Royal Dutch Shell	COM		780259206	  392	  8	SH		SOLE		     8
RTI Intl. Metals	COM		74973W107	 7480	423	SH		SOLE		   423
Russell 3000	Index	RUSSELL 3000	464287689	 1985	 37	SH		SOLE		    37
Sandisk Inc		COM		80004C101	 9668	658	SH		SOLE		   658
Schering Plough		COM		806605101	  505	 20	SH		SOLE		    20
SPDR Trust Unit SR 1	INDEX		78462F103	 1998	 22	SH		SOLE		    22
Spectrum Control	COM		847615101	 2915	331	SH		SOLE		   331
Telefonos De Mexico	SPON ADR ORD L	879403780	 1772	109	SH		SOLE		   109
Telmex Internacional	COM		879690105	 1026	 81	SH		SOLE		    81
Texas Instruments	COM		882508104	 3259	153	SH		SOLE		   153
Time Warner		COM		887317303	  219	  9	SH		SOLE		     9
U.S. Bancorp		COM NEW		902973304	  214	 12	SH		SOLE		    12
United Technologies	COM		913017109	  661	 13	SH		SOLE		    13
UPS Class B		CL B		911312106	 2231	 45	SH		SOLE		    45
V F Corp.		COM		918204108	 5356	 97	SH		SOLE		    97
Verizon			COM		92343V104	19625	639	SH		SOLE		   639
Viacom Inc		CL A		92553p102	  670	 28	SH		SOLE		    28
WalMart			COM		931142103	  736	 15	SH		SOLE		    15
Windstream Corp		COM		97381w104	 1079	129	SH		SOLE		   129
Wyeth			COM		983024100	13151	290	SH		SOLE		   290
Xilinx Inc		COM		983919101	 2360	115	SH		SOLE		   115
